Organization and Nature of the Business - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Aug. 22, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, cash equivalents and short-term investments	$ 529.2
Convertible Note | Convertible Debt
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Aggregate principal amount		$ 528.6